Covered Assets and Indemnification Asset (Details 3) (Covered loans, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014 item	Dec. 31, 2013 item
Covered PCI loans
Non-accrual loans	$ 14,072	$ 1,797
Secured
Covered PCI loans
Non-accrual loans		91
Unsecured
Covered PCI loans
Non-accrual loans	882	882
Secured by commercial properties
Covered PCI loans
Non-accrual loans	10,607	40
Secured by residential properties
Covered PCI loans
Non-accrual loans	670	209
Residential construction loans
Covered PCI loans
Non-accrual loans	1,898	575
Commercial construction loans and land development
Covered PCI loans
Non-accrual loans	15
PCI loans
Covered PCI loans
Unpaid Contractual Principal Balance	995,355	1,069,249
Recorded Investment with No Allowance	613,835	728,274
Recorded Investment with Allowance	38,092	882
Total Recorded Investment	651,927	729,156
Related Allowance	2,573	882
Average investment	690,542	364,579
Non-accrual loans	11,400
Number of loans modified in a TDR	0	0
PCI loans | Secured
Covered PCI loans
Unpaid Contractual Principal Balance	36,395	43,867
Recorded Investment with No Allowance	22,110	28,520
Recorded Investment with Allowance	132
Total Recorded Investment	22,242	28,520
Average investment	25,381	14,260
PCI loans | Unsecured
Covered PCI loans
Unpaid Contractual Principal Balance	16,577	16,280
Recorded Investment with No Allowance	8,065	9,008
Recorded Investment with Allowance	903	882
Total Recorded Investment	8,968	9,890
Related Allowance	883	882
Average investment	9,429	4,945
PCI loans | Secured by commercial properties
Covered PCI loans
Unpaid Contractual Principal Balance	505,438	528,785
Recorded Investment with No Allowance	312,576	365,306
Recorded Investment with Allowance	26,786
Total Recorded Investment	339,362	365,306
Related Allowance	142
Average investment	352,334	182,653
PCI loans | Secured by residential properties
Covered PCI loans
Unpaid Contractual Principal Balance	280,825	288,859
Recorded Investment with No Allowance	177,719	199,372
Recorded Investment with Allowance	10,271
Total Recorded Investment	187,990	199,372
Related Allowance	1,548
Average investment	193,681	99,686
PCI loans | Residential construction loans
Covered PCI loans
Unpaid Contractual Principal Balance	5,029	8,341
Recorded Investment with No Allowance	2,363	4,705
Total Recorded Investment	2,363	4,705
Average investment	3,534	2,353
PCI loans | Commercial construction loans and land development
Covered PCI loans
Unpaid Contractual Principal Balance	151,091	183,117
Recorded Investment with No Allowance	91,002	121,363
Total Recorded Investment	91,002	121,363
Average investment	106,183	60,682
Other than PCI
Covered PCI loans
Total Recorded Investment	$ 2,700	$ 900